Commitments and Contingencies - Schedule of Contractual Obligations of Lease Management Expenses (Details)	Dec. 31, 2024 USD ($)
Schedule of Contractual Obligations of Lease Management Expenses [Abstract]
Within 1 year	$ 44,921
1-2 years	116,046
Total	$ 160,967